Derivative Financial Instruments - Fair value of the derivative liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Fair value of the derivative assets and liabilities
Derivative financial instruments, current asset	$ 94
Derivative financial instruments, non-current asset	25
Derivative asset	119
Derivative financial instruments, current liability	10	$ 5,184
Derivative financial instruments, non-current liability	72	4,061
Derivative liability	82	9,245
Financial assets carried at fair value through profit or loss (FVTPL)
Fair value of the derivative assets and liabilities
Derivative asset	119
Financial assets carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Fair value of the derivative assets and liabilities
Derivative asset	119
Financial liabilities carried at fair value through profit or loss (FVTPL)
Fair value of the derivative assets and liabilities
Derivative liability	82	9,245
Financial liabilities carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Fair value of the derivative assets and liabilities
Derivative liability	$ 82	$ 9,245